PRODUCT WARRANTY (Tables)	12 Months Ended
Dec. 31, 2013
PRODUCT WARRANTY
Schedule of product warranty

Total
Product warranty
Balance as of December 31, 2010	142
Warranty accrued	238
Utilized	(80)
Balance as of December 31, 2011	300
Warranty accrued	284
Utilized	(118)
Balance as of December 31, 2012	466
Warranty accrued	989
Utilized	(237)
Balance as of December 31, 2013	1,218